SEGMENTED INFORMATION - Reconciliation of FFO to Equity Accounted Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [abstract]
Consolidated equity accounted income	$ 2,613	$ 2,451
Non-FFO items from equity accounted investments	1,840	1,355
FFO from equity accounted investments	$ 4,453	$ 3,806